Note 12 - Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Spire Missouri [Member]
Unrecognized tax benefits, beginning of year	$ 16.1	$ 13.0	$ 10.4
Increases related to tax positions taken in current year	3.2	3.1	2.6
Reductions due to lapse of applicable statute of limitations	0.0	0.0	0.0
Unrecognized tax benefits, end of year	19.3	16.1	13.0
Parent Company [Member]
Unrecognized tax benefits, beginning of year	16.4	13.2	10.7
Increases related to tax positions taken in current year	3.3	3.2	2.6
Reductions due to lapse of applicable statute of limitations	(0.1)	0.0	(0.1)
Unrecognized tax benefits, end of year	$ 19.6	$ 16.4	$ 13.2